N-2 - USD ($)				3 Months Ended
		Mar. 27, 2026	Mar. 20, 2026	Jan. 31, 2026	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cover [Abstract]
Entity Central Index Key		0000812801
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		33-000000
Investment Company Act File Number		811-05120
Document Type		N-2ASR
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		28
Entity Registrant Name		Nuveen Municipal Value Fund, Inc.
Entity Address, Address Line One		333 West Wacker Drive
Entity Address, City or Town		Chicago
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60606
City Area Code		800
Local Phone Number		257-8787
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		true
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Maximum Sales Charge (as a percentage of offering price)	1.00	%*

Dividend Reinvestment Plan Fees(1)	$2.50

*	The maximum sales charge for offerings made at-the-market is 1.00%. If the Common Stock are sold to or through underwriters in an offering that is not made at-the-market, the applicable Prospectus Supplement will set forth any other applicable sales load. Additionally, the applicable Prospectus Supplement will set forth the offering expenses (if any) borne by Fund common shareholders.
(1)	You will be charged a $2.50 service charge and pay brokerage charges if you direct Computershare Inc. and Computershare Trust Company, N.A., as agent for the shareholders of Common Stock (the “Plan Agent”), to sell your Common Stock held in a dividend reinvestment account.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 2.50
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

As a Percentage of Net Assets Attributable to Common Stock(2)
Annual Expenses
Management Fees	0.46%
Interest and Other Related Expenses(3)	0.14%
Other Expenses(4)	0.06%
Total Annual Expenses	0.66%

(2)	Stated as percentages of average net assets attributable to Common Stock for the fiscal year ended October 31, 2025.
(3)	Interest and Other Related Expenses reflect actual expenses and fees for leverage incurred by the Fund for the fiscal year ended October 31, 2025. The types of leverage used by the Fund during the fiscal year ended October 31, 2025 are described in the Fund Leverage and the Notes to Financial Statements sections of the Fund’s annual report. Actual Interest and Other Related Expenses incurred in the future may be higher or lower. If short-term market interest rates rise in the future, and if the Fund continues to maintain leverage, the cost of which is tied to short-term interest rates, the Fund’s interest expenses on its short-term borrowings can be expected to rise in tandem. The Fund’s use of leverage will increase the amount of management fees paid to the Fund’s adviser and sub-advisor(s).
(4)	Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “Investment Objectives and Policies-Other Investment Companies” in the SAI.

Management Fees [Percent]	[3]	0.46%
Interest Expenses on Borrowings [Percent]	[3],[4]	0.14%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3],[5]	0.06%
Total Annual Expenses [Percent]	[3]	0.66%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses, including the transaction fee (referred to as the “Maximum Sales Charge” in the Shareholder Transaction Expenses table above), if any, that a shareholder of Common Stock would pay on a $1,000 investment that is held for the time periods provided in the table. The example assumes that all dividends and other distributions are reinvested in the Fund and that the Fund’s Annual Expenses, as provided above, remain the same. The example also assumes a 5% annual return. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

1 Year	3 Years	5 Years	10 Years

$17	$31	$46	$91

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown above.

Expense Example, Year 01		$ 17
Expense Example, Years 1 to 3		31
Expense Example, Years 1 to 5		46
Expense Example, Years 1 to 10		$ 91
Purpose of Fee Table , Note [Text Block]

The purpose of the table and Example below are to help you understand all fees and expenses that you, as a shareholder of Common Stock, would bear directly or indirectly. The table shows the expenses of the Fund as a percentage of the average net assets applicable to Common Stock, and not as a percentage of total assets or Managed Assets.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “Investment Objectives and Policies-Other Investment Companies” in the SAI.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives and Policies

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update—Current Investment Objectives, Investment Policies and Principal Risks of the Funds—Investment Objectives” and “—Investment Policies,” as such investment objectives and investment policies may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the Fund’s investment objectives and policies.

Risk Factors [Table Text Block]
RISK FACTORS

Risk is inherent in all investing. Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update—Current Investment Objectives, Investment Policies and Principal Risks of the Funds—Principal Risks of the Funds,” as such principal risks may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the principal risks you should consider before making an investment in the Fund. Any additional risks applicable to a particular offering of Securities will be set forth in the related prospectus supplement.

Share Price [Table Text Block]
TRADING AND NET ASSET VALUE INFORMATION

The following table shows for the periods indicated: (i) the high and low sales prices for the Common Stock reported as of the end of the day on the NYSE, (ii) the corresponding NAV per share, and (iii) the premium/(discount) to NAV per share at which the Common Stock was trading as of such date. The Fund’s Common Stock have historically traded both at premiums and discounts in relation to the Fund’s NAV per share. The Fund cannot predict whether its Common Stock will trade at a premium or discount to NAV in the future. The Board of Directors has currently determined that, at least annually, it will consider action that might be taken to reduce or eliminate any material discount from NAV, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares at NAV, or the conversion of the Fund to an open-end investment company. The Fund cannot assure you that its Board of Directors will decide to take any of these actions, or that share repurchases or tender offers will actually reduce market discount.

	Closing Market Price per		NAV per share of Common Stock on		Premium/(Discount) on
	share of Common Stock		Date of Market Price		Date of Market Price
Fiscal Quarter Ended	High	Low	High	Low	High	Low
January 2026	$9.17	$8.93	$9.17	$9.13	0.00%	(2.19)%
October 2025	$9.09	$8.58	$9.20	$8.90	(1.20)%	(3.60)%
July 2025	$8.75	$8.45	$8.96	$8.92	(2.34)%	(5.27)%
April 2025	$8.90	$8.43	$9.33	$8.87	(4.61)%	(4.96)%
January 2025	$9.02	$8.51	$9.44	$9.23	(4.45)%	(7.80)%
October 2024	$9.15	$8.69	$9.42	$9.47	(2.87)%	(8.24)%
July 2024	$8.77	$8.39	$9.33	$9.18	(6.00)%	(8.61)%
April 2024	$8.93	$8.41	$9.47	$9.28	(5.70)%	(9.37)%
January 2024	$8.81	$8.09	$9.42	$8.71	(6.48)%	(7.12)%

The net asset value per share of Common Stock, the market price, and percentage of premium/(discount) to net asset value per share of Common Stock on March 20, 2026 was $9.04, $9.04 and 0.00%, respectively. As of March 20, 2026, the Fund had 207,541,595 shares of Common Stock outstanding and net assets of $1,876,185,759 applicable to Common Stock.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF SHARES

Common Stock

The Articles authorize the issuance of 350,000,000 shares of Common Stock. The shares of Common Stock have a par value of $0.01 per share and have equal rights to the payment of dividends and the distribution of assets upon liquidation. The shares of Common Stock, when issued, are fully paid and, subject to matters discussed in “Certain Provisions in the Articles of Incorporation and
By-Laws,”
non-assessable,
and have no preemptive or conversion rights, except as the Board of Directors may authorize from time to time, or rights to cumulative voting. A copy of the Articles is filed with the SEC as an exhibit to the Fund’s registration statement of which this Prospectus is a part.
Each whole share of Common Stock has one vote with respect to matters submitted for a vote by the Fund’s shareholders of Common Stock and on which the shareholder is entitled to vote, and each fractional share shall be entitled to a proportional fractional vote consistent with the requirements of the 1940 Act and the rules promulgated thereunder, and will vote together as a single class.
Whenever the Fund incurs borrowings (in accordance with its fundamental investment policies), shareholders of Common Stock will not be entitled to receive any cash distributions from the Fund unless all interest on such borrowings has been paid and asset coverage (as defined in the 1940 Act) with respect to any borrowings would be at least 300% after giving effect to the distributions. As previously noted, unless otherwise approved by shareholders, the Fund will not issue senior securities such as preferred shares or debt instruments. However, if the Fund issues preferred shares, shareholders of Common Stock will not be entitled to receive any cash distributions from the Fund unless all accrued dividends on preferred shares have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to preferred shares would be at least 200% after giving effect to the distributions. See “—Other Shares” below.

The shares of Common Stock are listed on the NYSE and trade under the symbol “NUV.” The Fund intends to hold annual meetings of shareholders so long as the Common Stock is listed on a national securities exchange and such meetings are required as a condition to such listing. The Fund does not issue share certificates.

Unlike
open-end
funds,
closed-end
funds like the Fund do not provide daily redemptions. Rather, if a shareholder determines to buy additional shares of Common Stock or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Shares of closed-end
investment companies may frequently trade on an exchange at prices lower than NAV. Common shares of closed-end
investment companies like the Fund have, during some periods, traded at prices higher than NAV have, during other periods, traded at prices lower than NAV.

Because the market value of the shares of Common Stock may be influenced by such factors as distribution levels (which are in turn affected by expenses), call protection, dividend stability, portfolio credit quality, NAV, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that shares of Common Stock will trade at a price equal to or higher than NAV in the future. The Common Stock is designed primarily for long-term investors, and investors in the Common Stock should not view the Fund as a vehicle for trading purposes. See “Repurchase of Fund Shares; Conversion to
Open-End
Fund.”

Other Shares

As previously noted, as a fundamental investment policy, the Fund will not issue senior securities such as preferred shares or debt instruments without the approval of shareholders of Common Stock. For additional information, see the SAI under “Description of Shares—No Preferred Shares.”

Security Voting Rights [Text Block]		Each whole share of Common Stock has one vote with respect to matters submitted for a vote by the Fund’s shareholders of Common Stock and on which the shareholder is entitled to vote, and each fractional share shall be entitled to a proportional fractional vote consistent with the requirements of the 1940 Act and the rules promulgated thereunder, and will vote together as a single class.
Outstanding Securities [Table Text Block]
The following provides information about the Fund’s outstanding shares of Common Stock as of March 20, 2026:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Stock	350,000,000	0	207,541,595

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		333 West Wacker Drive
Entity Address, City or Town		Chicago
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60606
Contact Personnel Name		Mark L. Winget
Common Stock [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 8.93	$ 8.58	$ 8.45	$ 8.43	$ 8.51	$ 8.69	$ 8.39	$ 8.41	$ 8.09
Highest Price or Bid				9.17	9.09	8.75	8.90	9.02	9.15	8.77	8.93	8.81
Lowest Price or Bid, NAV				9.13	8.90	8.92	8.87	9.23	9.47	9.18	9.28	8.71
Highest Price or Bid, NAV				$ 9.17	$ 9.20	$ 8.96	$ 9.33	$ 9.44	$ 9.42	$ 9.33	$ 9.47	$ 9.42
Highest Price or Bid, Premium (Discount) to NAV [Percent]				0.00%	(1.20%)	(2.34%)	(4.61%)	(4.45%)	(2.87%)	(6.00%)	(5.70%)	(6.48%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(2.19%)	(3.60%)	(5.27%)	(4.96%)	(7.80%)	(8.24%)	(8.61%)	(9.37%)	(7.12%)
Share Price			$ 9.04										$ 9.00	$ 8.91	$ 7.99	$ 8.35	$ 11.21	$ 10.81	$ 10.43	$ 9.18	$ 10.12	$ 9.98
NAV Per Share			$ 9.04										$ 9.20	$ 9.30	$ 8.69	$ 8.77	$ 10.62	$ 10.48	$ 10.57	$ 9.84	$ 10.30	$ 10.39	$ 10.20
Latest Premium (Discount) to NAV [Percent]			0.00%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Stock
Outstanding Security, Authorized [Shares]			350,000,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			207,541,595

[1]	The maximum sales charge for offerings made at-the-market is 1.00%. If the Common Stock are sold to or through underwriters in an offering that is not made at-the-market, the applicable Prospectus Supplement will set forth any other applicable sales load. Additionally, the applicable Prospectus Supplement will set forth the offering expenses (if any) borne by Fund common shareholders.
[2]	You will be charged a $2.50 service charge and pay brokerage charges if you direct Computershare Inc. and Computershare Trust Company, N.A., as agent for the Common Shareholders (the “Plan Agent”), to sell your Common Shares held in a dividend reinvestment account.
[3]	Stated as percentages of average net assets attributable to Common Stock for the fiscal year ended October 31, 2025.
[4]	Interest and Other Related Expenses reflect actual expenses and fees for leverage incurred by the Fund for the fiscal year ended October 31, 2025. The types of leverage used by the Fund during the fiscal year ended October 31, 2025 are described in the Fund Leverage and the Notes to Financial Statements sections of the Fund’s annual report. Actual Interest and Other Related Expenses incurred in the future may be higher or lower. If short-term market interest rates rise in the future, and if the Fund continues to maintain leverage, the cost of which is tied to short-term interest rates, the Fund’s interest expenses on its short-term borrowings can be expected to rise in tandem. The Fund’s use of leverage will increase the amount of management fees paid to the Fund’s adviser and sub-advisor(s).
[5]	Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “Investment Objectives and Policies-Other Investment Companies” in the SAI.